Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds College Target Date Series
Entity Central Index Key	0001547011
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds College 2042 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-A
Trading Symbol	CABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31 *	0.47% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.10% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-A (with sales charge) 2	4.34%
American Funds College 2042 Fund — Class 529-A (without sales charge) 2	8.10%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-A shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds College 2042 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-C
Trading Symbol	CABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76 *	1.17% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 76	[1]
Expense Ratio, Percent	1.17%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 7.60% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-C (with sales charge) 2	6.60%
American Funds College 2042 Fund — Class 529-C (without sales charge) 2	7.60%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-C shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-E
Trading Symbol	CAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 39 *	0.60% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.60%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.00% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-E 2	8.00%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-E shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-T
Trading Symbol	TAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 12 *	0.18% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.18%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.30% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen
volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-T (with sales charge) 2	5.56%
American Funds College 2042 Fund — Class 529-T (without sales charge) 2	8.30%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-T shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
n
o expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-1
Trading Symbol	CAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 14 *	0.22% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.22%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.20% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, ple as
e refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-F-1 2	8.20%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-F-1 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-2
Trading Symbol	CAAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the
period
?
(bas
ed
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7 *	0.11% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.11%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.30% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-F-2 2	8.30%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-F-2 shares were first offered on March 15, 2024.
2
Investment results ass
um
e all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees pa id (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-3
Trading Symbol	DAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the
period
?
(ba
s
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 5 *	0.08% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year wo
u
ld be higher.
†
Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.08%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.30% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-F-3 2	8.30%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-F-3 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distrib
uti
ons are reinvested. Any market index shown is unmanaged, and t
h
erefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-A
Trading Symbol	CDJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also r equest this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 54	0.47%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 31.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
et
urns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-A (with sales charge) 2	26.40%	4.61% )
American Funds College 2039 Fund — Class 529-A (without sales charge) 2	31.02%	5.65% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-A shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key f und statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-C
Trading Symbol	CTJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund co s ts for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 30.10% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-C (with sales charge) 2	29.10%	4.95% )
American Funds College 2039 Fund — Class 529-C (without sales charge) 2	30.10%	4.95% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-C shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund s t atistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-E
Trading Symbol	CTAEX
Annual or Semi-Annual Statement [Text Block]	This annual sharehold er rep ort contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 30.73% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-E 2	30.73%	5.47% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-E shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a sh areholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-T
Trading Symbol	TCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 31.28% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-T (with sales charge) 2	28.04%	5.18% )
American Funds College 2039 Fund — Class 529-T (without sales charge) 2	31.28%	5.93% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-T shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-1
Trading Symbol	CTDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 31.26% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-1 2	31.26%	5.91% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-F-1 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shar ehold er would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund ne t as sets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-2
Trading Symbol	FCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 31.39% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-2 2	31.39%	5.98% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-F-2 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2039 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-3
Trading Symbol	FTDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 31.54% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-3 2	31.54%	6.05% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-F-3 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,231,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2036 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-A
Trading Symbol	CCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 27.98% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-A (with sales charge) 2	23.50%	7.95% )	7.10%
American Funds College 2036 Fund — Class 529-A (without sales charge) 2	27.98%	8.73% )	7.66%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-A shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unm an
aged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2036 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-C
Trading Symbol	CTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 133	1.17%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 26.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-C (with sales charge) 2	25.93%	7.94% )	6.90%
American Funds College 2036 Fund — Class 529-C (without sales charge) 2	26.93%	7.94% )	6.90%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-C shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2036 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-E
Trading Symbol	CTKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 27.54% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-E 2	27.54%	8.49% )	7.45%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-E shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net ass ets) *Less than 1%.
American Funds College 2036 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-T
Trading Symbol	TCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 28.20% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-T (with sales charge) 2	25.01%	8.45% )	7.52%
American Funds College 2036 Fund — Class 529-T (without sales charge) 2	28.20%	9.01% )	7.93%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-T shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2036 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-1
Trading Symbol	CTAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 28.11% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-1 2	28.11%	8.99% )	7.93%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-F-1 shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fu nd statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2036 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-2
Trading Symbol	CTAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 28.19% for the year ended October 31, 2024. That result compares
with a 38.02%
gain
for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2036 Fund — Class 529-F-2 2	28.19%	9.24% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares
were
first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2036 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-3
Trading Symbol	CTAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 28.33% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2036 Fund — Class 529-F-3 2	28.33%	9.33% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,634,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-A
Trading Symbol	CTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.87% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond inves
to
rs enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had so
m
e of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
o
tal returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-A (with sales charge) 2	18.56%	6.50% )	6.43%
American Funds College 2033 Fund — Class 529-A (without sales charge) 2	22.87%	7.26% )	6.82%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-A shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund st at istics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-C
Trading Symbol	CTLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while b
o
nd investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yie
l
d bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annu
a
l total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-C (with sales charge) 2	20.95%	6.47% )	6.39%
American Funds College 2033 Fund — Class 529-C (without sales charge) 2	21.95%	6.47% )	6.39%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-C shares were first offered on March
27, 2015
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund stati sti cs
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-E
Trading Symbol	CTLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the over al
l results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the st ro
ngest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
ta
l returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-E 2	22.70%	7.04% )	6.58%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-E shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-T
Trading Symbol	TCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond i
nv
estors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield
bon
ds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-T (with sales charge) 2	20.18%	6.99% )	7.31%
American Funds College 2033 Fund — Class 529-T (without sales charge) 2	23.30%	7.53% )	7.67%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund st atis tics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund perfo
rm
ance
The fund’s Class 529-F-1 shares gained 23.19% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the p erio
d. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal
returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-F-1 2	23.19%	7.49% )	7.05%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-F-1 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fun d sta tistics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-2
Trading Symbol	FCCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
et
urns
	1 year	Since inception 1
American Funds College 2033 Fund — Class 529-F-2 2	23.30%	7.32% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line ch art and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fu nd s tatistics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-3
Trading Symbol	FTCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.37% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
ret
urns
	1 year	Since inception 1
American Funds College 2033 Fund — Class 529-F-3 2	23.37%	7.39% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,402,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fu n d statistics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-A
Trading Symbol	CTHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.65% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-A (with sales charge) *	14.47%	4.71% )	5.18%
American Funds College 2030 Fund — Class 529-A (without sales charge) *	18.65%	5.46% )	5.55%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg
Index
Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-C
Trading Symbol	CTYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.74% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled
overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-C (with sales charge) *	16.74%	4.69% )	5.14%
American Funds College 2030 Fund — Class 529-C (without sales charge) *	17.74%	4.69% )	5.14%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-E
Trading Symbol	CTHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-E *	18.40%	5.23% )	5.30%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-T
Trading Symbol	TAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 18.92% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds
allocation
was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-T (with sales charge) 2	15.98%	5.18% )	5.92%
American Funds College 2030 Fund — Class 529-T (without sales charge) 2	18.92%	5.72% )	6.28%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.88% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted
strong
gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-F-1 *	18.88%	5.68% )	5.77%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-2
Trading Symbol	FDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.96% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2030 Fund — Class 529-F-2 2	18.96%	5.73% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-3
Trading Symbol	FTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F- 3	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 19.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2030 Fund — Class 529-F-3 2	19.02%	5.81% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,151,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-A
Trading Symbol	CSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.32% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-A (with sales charge) *	10.35%	2.82% )	3.87%
American Funds College 2027 Fund — Class 529-A (without sales charge) *	14.32%	3.55% )	4.23%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-C
Trading Symbol	CTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 125	1.17%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.49% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-C (with sales charge) *	12.49%	2.78% )	3.84%
American Funds College 2027 Fund — Class 529-C (without sales charge) *	13.49%	2.78% )	3.84%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-E
Trading Symbol	CTSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.03% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal y ear
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rn
s
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-E *	14.03%	3.31% )	3.99%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested.
Any m
arket index shown is unmanaged, and therefore,
has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund stat istic s
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-T
Trading Symbol	TAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 14.59% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-T (with sales charge) 2	11.69%	3.26% )	4.35%
American Funds College 2027 Fund — Class 529-T (without sales charge) 2	14.59%	3.79% )	4.70%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 14.57% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-F-1 *	14.57%	3.76% )	4.46%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-2
Trading Symbol	FFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 14.64% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2027 Fund — Class 529-F-2 2	14.64%	3.61% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-3
Trading Symbol	FFCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 14.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2027 Fund — Class 529-F-3 2	14.70%	3.69% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,494,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-A
Trading Symbol	CENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 9.94% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-A (with sales charge) *	7.20%	0.91% )	1.20%
American Funds College Enrollment Fund — Class 529-A (without sales charge) *	9.94%	1.42% )	1.46%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-C
Trading Symbol	CENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 9.07% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-C (with sales charge) *	8.07%	0.66% )	1.08%
American Funds College Enrollment Fund — Class 529-C (without sales charge) *	9.07%	0.66% )	1.08%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-E
Trading Symbol	CENEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 9.78% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-E *	9.78%	1.21% )	1.25%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-T
Trading Symbol	TCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 10.18% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-T (with sales charge) 2	7.44%	1.15% )	1.48%
American Funds College Enrollment Fund — Class 529-T (without sales charge) 2	10.18%	1.66% )	1.82%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Bloomberg U.S. Aggregate 1-5 Years Index 3	7.07%	1.12% )	1.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-1
Trading Symbol	CENFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 10.11% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-F-1 *	10.11%	1.62% )	1.68%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-2
Trading Symbol	FAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 10.20% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College Enrollment Fund — Class 529-F-2 2	10.20%	0.74% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	7.07%	0.38% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-3
Trading Symbol	FTAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 10.26% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College Enrollment Fund — Class 529-F-3 2	10.26%	0.80% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	7.07%	0.38% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 4,030,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.

[1]	Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
[2]	Annualized.